Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Aurora Acquisition Corp.
Entity Central Index Key	0001835856
Entity Filer Category EntityFilerCategory	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false